Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Property Plant And Equipment Useful Life Explanatory
The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Asset Class	Estimated useful life (years)
Fixed plant & related components and infrastructure	Units-of-production over life of mine
Mobile equipment	3-10 years